Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 25, 2017
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS, INC.
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Jul. 25, 2017
Document Effective Date	Jul. 25, 2017
Prospectus Date	Mar. 01, 2017
Class A, C, I, & Y Prospectus | Dreyfus Global Real Estate Securities | Class A
Prospectus:
Trading Symbol	DRLAX
Class A, C, I, & Y Prospectus | Dreyfus Global Real Estate Securities | Class C
Prospectus:
Trading Symbol	DGBCX
Class A, C, I, & Y Prospectus | Dreyfus Global Real Estate Securities | Class I
Prospectus:
Trading Symbol	DRLIX
Class A, C, I, & Y Prospectus | Dreyfus Global Real Estate Securities | Class Y
Prospectus:
Trading Symbol	DRLYX